DEBT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
DEBT
following table displays the components of our current and long term debt instruments:

	As of	As of
	December 31, 2017	December 31, 2016
Current debt:
Equipment financing credit facility	$147	$931
Finance leases	1,229	1,153
Ecobank Loan III	2,222	—
5% Convertible Debentures at fair value (see Note 5)	—	13,294
Vendor agreement	12,266	—
Total current debt	$15,864	$15,378
Long term debt:
Equipment financing credit facility	$—	$188
Finance leases	269	806
Ecobank Loan III	7,337	—
7% Convertible Debentures	42,515	47,617
Royal Gold loan	18,817	18,496
Vendor agreement	10,803	22,338
Total long term debt	$79,741	$89,445

Current portion	$15,864	$15,378
Long term portion	79,741	89,445
Total	$95,605	$104,823

Equipment financing credit facility
Bogoso/Prestea and Wassa maintained an equipment financing facility with Caterpillar Financial Services Corporation, with Golden Star as the guarantor of all amounts borrowed. The facility provided credit financing for mining equipment at a fixed interest rate of 6.5%. Amounts drawn under this facility are repayable over a period of two to five years. Each outstanding equipment loan is secured by the title of the specific equipment purchased with the loan until the loan has been repaid in full.
Finance leases
The Company financed mining equipment at Wassa and Bogoso/Prestea through equipment financing leases. These finance leases are payable in equal installments over a period of 60 months and have implicit interest rates of 6.9%. Each outstanding finance lease is secured by the title of the specific equipment purchased with the lease until the lease has been repaid in full.
During the year ended December 31, 2017, the Company entered into a $0.8 million financing lease agreement for a period of 24 months.
Ecobank Loan III
On February 22, 2017, the Company through its subsidiary Golden Star (Wassa) Limited closed a $25 million secured Medium Term Loan Facility ("Ecobank Loan III") with Ecobank Ghana Limited. Ecobank Loan III has a term of 60 months from the date of initial drawdown and is secured by, among other things, Wassa's existing plant, and certain machinery and equipment having a specified value. The interest rate on the loan is three month LIBOR plus 8%, per annum, payable monthly in arrears beginning a month following the initial drawdown. Repayment of principal commences six months following the initial drawdown and is thereafter payable quarterly in arrears. The Company has twelve months to drawdown the loan.
During the year ended December 31, 2017, the Company drew down $10.0 million on Ecobank Loan III. In January 2018, the Company drew down the remaining $15.0 million on Ecobank Loan III.
5% Convertible Debentures
On May 26, 2017, $13.6 million principal and $0.3 million interest was paid in full settlement of the remaining balance of the 5% Convertible Debentures.
The 5% Convertible Debentures were issued on May 31, 2012, in the amount of $77.5 million, in exchange for $74.5 million of our 4% convertible senior unsecured debentures (the "4% Convertible Debentures") in privately negotiated transactions with certain holders of the 4% Convertible Debentures.
During the year ended December 31, 2016, the Company entered into exchange and purchase agreements with two holders of its 5% Convertible Debentures to exchange $42.0 million principal amount of the outstanding convertible debentures for an equal principal amount of newly issued 7% Convertible Debentures. As at December 31, 2016, the fair value of the 5% Convertible Debentures was valued at $13.3 million with a loss on fair value of $17.2 million and a loss on repurchase of $11.6 million recorded in the year ended December 31, 2016.
7% Convertible Debentures
The 7% Convertible Debentures were issued on August 3, 2016, in the amount of $65.0 million due August 15, 2021. The Company entered into exchange and purchase agreements with two holders of its 5% Convertible Debentures due June 1, 2017 to exchange $42.0 million principal amount of the outstanding 5% Convertible Debentures for an equal principal amount of 7% Convertible Debentures (the "Exchange"), with such principal amount being included in the issuance of the $65.0 million total aggregate principal amount of the 7% Convertible Debentures. The Company did not receive any cash proceeds from the Exchange. The 7% Convertible Debentures are governed by the terms of an indenture dated August 3, 2016, by and between the Company and The Bank of New York Mellon, as indenture trustee.
The 7% Convertible Debentures are senior unsecured obligations of the Company, bear interest at a rate of 7.0% per annum, payable semi-annually on February 1 and August 1 of each year, beginning on February 1, 2017, and will mature on August 15, 2021, unless earlier repurchased, redeemed or converted. Subject to earlier redemption or purchase, the 7% Convertible Debentures are convertible at any time until the close of business on the third business day immediately preceding August 15, 2021 at the option of the holder, and may be settled, at the Company's election, in cash, common shares of the Company, or a combination of cash and common shares based on an initial conversion rate. The initial conversion rate of the 7% Convertible Debentures, subject to adjustment, is approximately 1,111 common shares of the Company per $1,000 principal amount of 7% Convertible Debentures being converted, which is equivalent to an initial conversion price of approximately $0.90 per common share. The initial conversion rate is subject to adjustment upon the occurrence of certain events. If the 7% Convertible Debentures are converted before August 1, 2019, the Company will, in addition to the consideration payable with the conversion, be required to make a conversion make-whole payment in cash, common shares of the Company or a combination thereof, at the Company's election, equal to the present value of the remaining scheduled payments of interest that would have been made on the 7% Convertible Debentures converted had such debentures remained outstanding from the conversion date to August 1, 2019, subject to certain restrictions. The present value of the remaining scheduled interest payments will be computed using a discount rate equal to 2.0%.
Prior to August 15, 2019, the Company may not redeem the 7% Convertible Debentures except in the event of certain changes in applicable tax law. On or after August 15, 2019, the Company may redeem all or part of the outstanding 7% Convertible Debentures at the redemption price, only if the last reported sales price of the Company's common shares for 20 or more trading days in a period of 30 consecutive trading days ending on the trading day prior to the date the Company provides the notice of redemption to holders exceeds 130% of the conversion price in effect on each such trading day. The redemption price is equal to the sum of (1) 100% of the principal amount of the 7% Convertible Debentures to be redeemed, (2) any accrued and unpaid interest to, but excluding, the redemption date, and (3) a redemption make-whole payment, payable in cash, common shares of the Company or a combination thereof, at the Company's election, equal to the present value of the remaining scheduled payments of interest that would have been made on the 7% Convertible Debentures to be redeemed had such debentures remained outstanding from the redemption date to August 15, 2021 (excluding interest accrued to, but excluding, the redemption date, which is otherwise paid pursuant to the preceding clause (2)).
The conversion feature referred to above is an embedded derivative. The Company selected to bifurcate the conversion feature from the host instrument, thereby separating it from the debt component. The debt component is recorded at amortized cost, and the embedded derivative is accounted for at fair value. At August 3, 2016, the date of the debt issuance, the fair value of the embedded derivative was $12.3 million. At December 31, 2017, the fair value of the embedded derivative was $11.0 million (December 31, 2016 - $15.1 million). The revaluation gain of $2.1 million (year ended December 31, 2016 - revaluation loss of $3.8 million) and gain on conversions of $2.1 million (year ended December 31, 2016 - $0.9 million) is recorded in the Statement of Operations.
During the year ended December 31, 2016, $5.0 million principal amount of the 7% Convertible Debentures was converted for 5,556,667 common shares. The Company recorded a net gain on conversions of $0.05 million for the year ended December 31, 2016. As at December 31, 2016, $60.0 million principal amount of 7% Convertible Debentures remained outstanding.
During the first quarter of 2017, a total of 9,445,552 shares were issued on conversion of $8.5 million principal amount of 7% Convertible Debentures. The Company recorded a net loss on conversions of $0.2 million. The Company also made make-whole interest payments of $1.4 million as a result of the conversions. There were no conversions during the rest of 2017. As at December 31, 2017, $51.5 million principal amount of 7% Convertible Debentures remains outstanding.
The changes in the carrying amount of the 7% Convertible Debentures are as follows:

	For the Years Ended December 31,
	2017	2016
Beginning balance	$47,617	$—
Principal value of debt issued	—	65,000
Embedded derivative fair value at debt issuance	—	(12,259)
Transaction costs	—	(2,271)
Conversions	(6,947)	(3,708)
Accretion of 7% Convertible Debentures discount	1,845	855
Balance at the end of the period	$42,515	$47,617

Royal Gold loan
In July 2015, the Company through its subsidiary Caystar Finance Co. closed a $20.0 million term loan with RGI and subsequently drew down $20.0 million of the facility. The loan has a term of 4 years and is secured by, among other things, assets of Wassa and Bogoso/Prestea. Interest is payable based on the average daily London Bullion Market Association ("LBMA") gold price multiplied by 62.5% divided by 10,000 to a maximum interest rate of 11.5% per annum. Interest payments are to be made on the last business day of each fiscal quarter, commencing in the quarter which the funding occurred. For the year ended December 31, 2017, the interest rate was approximately 8% with a total of $1.6 million paid during the year. The fair value of the loan is determined net of initial valuation of the warrants issued to RGI and financing fees incurred. Commencing June 30, 2017, the excess cash flow provision came into effect. No excess cash flow repayments have been required to date.
Vendor agreement
On May 4, 2016, the Company entered into an agreement with a significant account creditor to settle $36.5 million of current liabilities. Under this agreement, the Company paid $12.0 million and deferred the payment of the remaining $24.5 million until January 2018, after which the outstanding balance will be repaid in equal installments over 24 months commencing on January 31, 2018. Interest of 7.5% will accrue and be payable beginning in January 2017. A $2.7 million gain was recognized in Other Income on remeasurement of the deferral during the second quarter of 2016.
Schedule of payments on outstanding debt as of December 31, 2017:

	Year ending December 31, 2018	Year ending December 31, 2019	Year ending December 31, 2020	Year ending December 31, 2021	Year ending December 31, 2022	Maturity
Equipment financing loans
Principal	$147	$—	$—	$—	$—	2018
Interest	4	—	—	—	—

Finance leases
Principal	1,229	269	—	—	—	2019
Interest	63	8	—	—	—

Ecobank Loan III
Principal	2,222	2,222	2,222	2,500	834	2022
Interest	831	629	429	245	56

7% Convertible Debentures
Principal	—	—	—	51,498	—	August 15, 2021
Interest	3,605	3,605	3,605	3,605	—

Royal Gold loan
Principal [1]	—	20,000	—	—	—	2019
Interest [2]	1,625	948	—	—	—

Vendor agreement
Principal	12,266	12,266	—	—	—	2019
Interest	1,418	498	—	—	—

Total principal	$15,864	$34,757	$2,222	$53,998	$834
Total interest	7,546	5,688	4,034	3,850	56
	$23,410	$40,445	$6,256	$57,848	$890

[1] Beginning with the three months ending June 30, 2017, the excess cash flow provision of the Royal Gold loan came into effect. The excess cash flow provision as defined in the Royal Gold loan agreement requires the Company to make mandatory repayments of 25% of excess cash flow for the remainder of 2017 and mandatory repayments of 50% excess cash flow beginning 2018 until maturity. The excess cash flow calculation is dependent upon factors some of which are beyond the Company's control such as gold price. No excess cash flow repayments have been required to date. The schedule of payments shows the total principal amount outstanding settled at maturity.
[2] Interest payments on the Royal Gold loan are based on the average daily LBMA gold price multiplied by 62.5% divided by 10,000 to a maximum interest rate of 11.5% per annum. The estimated interest payments are calculated based on $1,300 per ounce LBMA gold price.